Employee Benefit Plan, Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event [Text Block]	SUBSEQUENT EVENTNo material subsequent event has occurred since December 31, 2025, that requires recognition or disclosure in the financial statements.